Debt (Details) - USD ($)	1 Months Ended					2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 20, 2021	Mar. 18, 2021	Jan. 25, 2021	Aug. 26, 2020	Jul. 27, 2020	Jul. 06, 2021	Jul. 06, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Debt (Details) [Line Items]
Subscription agreement, description					the Company entered into a subscription agreement consisting of 1) a convertible note and 2) warrants. The 1) convertible note has a face value of $250,000, matures August 1, 2022, and accrues interest at 8% per annum.					The Company underwent a capital raise in 2020 and issued 3,535,665 subscription units, each containing one share of common stock and one warrant share. The warrants have an exercise price of $0.30 and expire November 1, 2022. The fair value of the warrants is $0 as of December 31, 2020. No warrants were exercised during the year ended December 31, 2020.
Issued convertible note (in Shares)					2,500,000
Common stock conversion price (in Dollars per share)					$ 0.1
Net carrying amount									$ 145,833	$ 52,083
Convertible note									250,000	250,000
Unamortized debt discount									$ 104,167	$ 197,917
Purchase exercisable (in Shares)										2,500,000
Common stock per share (in Dollars per share)										$ 0.25
Accrues interest				84.00%
Maturity date				Apr. 07, 2021
Loan balance										$ 412,560
Conversion price (in Dollars per share)										$ 0.2
Warrants exercisable (in Shares)									2,500,000
Common stock exercise price per share (in Dollars per share)						$ 0.4	$ 0.4		$ 0.25
Accrued interest per annum		15.00%
Refinanced loan percentage			93.60%
Maturity date		May 07, 2021
Note payable		$ 225,000
Aggregate units (in Shares)								6,903,172
Principal amount						$ 1,000	$ 1,000
Common stock price per share (in Dollars per share)						$ 0.2	$ 0.2
Warrant for purchase shares (in Shares)						5,000	5,000
Net proceeds							$ 3,000,000
Proceeds from private placement									$ 4,900,000
Loan agreement	$ 300,000
Interest	91.23%
Repayment loan									$ 286,441
Convertible Debt [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share)						$ 0.2	$ 0.2
Common stock exercise price per share (in Dollars per share)						$ 0.4	$ 0.4
Aggregate units (in Shares)						1,900,000
Principal amount						$ 1,000	$ 1,000
Warrant for purchase shares (in Shares)						5,000	5,000
Private Placement [Member]
Debt (Details) [Line Items]
Aggregate units (in Shares)						1,900	3,000
Loan Agreement [Member]
Debt (Details) [Line Items]
Amount of loan agreement				$ 600,000
Accrued interest per annum				84.00%
Maturity date										Apr. 27, 2021
Subscription Agreement [Member]
Debt (Details) [Line Items]
Convertible into shares (in Shares)					2,500,000
Conversion price (in Dollars per share)					$ 0.1